Note 43 - Subsidiaries	12 Months Ended
Dec. 31, 2018
Subsidiaries Abstract
Disclosure of Subsidiaries

43. Subsidiaries

Below is the information on the Bank's subsidiaries:

		Ownership interest as of
Name	Registered Office (country)	December 31, 2018	December 31, 2017	January 1, 2017
BBVA Francés Valores S.A.	Argentina	96.9953%	96.9953%	96.9953%
Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings)	Argentina	53.8892%	53.8892%	53.8892%
Volkswagen Financial Services Compañía Financiera S.A.	Argentina	(2)	51.0000%	51.0000%
BBVA Francés Asset Management S.A. Sociedad Gerente de Fondos Comunes de Inversión (1)	Argentina	95.0000%	95.0000%	95.0000%

(1).The Bank owns a direct 95% interest in the Company's capital stock and an indirect 4.8498% interest through BBVA Francés Valores S.A.

(2).On September 25, 2018, the Bank deconsolidated Volkswagen Financial Services Compañía Financiera S.A. as a result of the loss of control due to the termination of the two-year term committed by the Bank to provide financing to the company if it would fail to diversify its sources of funding.

  BBVA Francés Valores S.A.: corporation incorporated under the laws of Argentina as a comprehensive clearing and settlement agent;
  BBVA Francés Asset Management S.A. Sociedad Gerente de Fondos Comunes de Inversión: corporation incorporated under the laws of Argentina as an agent for the management of investment products;
  Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings): corporation incorporated under the laws of Argentina undergoing liquidation proceedings;
  Volkswagen Financial Services Compañía Financiera S.A. (“VWFS”): A financial company incorporated under the laws of Argentina. On September 25, 2018, BBVA Francés lost control over the company due to the termination of the two-year term committed by the Bank to provide financing to the company if it would fail to diversify its sources of funding. According to IAS 28, VWFS qualifies as an associate and, as such, it has been deconsolidated effective since the date of loss of control.